Equity Method Investments Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information For Equity Method Investees Table [Text Block]
Summarized financial information from the date of the MarkWest Merger and as of December 31, 2015 for equity method investments is as follows:

(In millions)	MarkWest Utica EMG (1)	Other VIEs	Non-VIEs	Total
Income statement data:
Revenue	18	2	9	29
Income from operations	9	—	1	10
Net income	10	—	1	11
Balance sheet data:
Current assets	113	7	30	150
Noncurrent assets	2,207	169	243	2,619
Current liabilities	77	7	18	102
Noncurrent liabilities	1	12	—	13